Land, Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule Of Property Plant And Equipment Components [Table Text Block]
Land, property, plant and equipment consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$
Land	—	20,788	3,209
Buildings	4,142,482	3,829,922	591,238
Machinery and equipment	15,038,493	14,564,201	2,248,325
Furniture and fixtures	146,604	106,325	16,414
Motor vehicles	100,717	94,725	14,623
Construction in progress	285,840	419,854	64,814
Total land, property, plant and equipment	19,714,136	19,035,815	2,938,623
Less: Accumulated depreciation	(5,127,821)	(6,070,955)	(937,194)
Less: Impairment	(2,475,521)	(6,118,378)	(944,515)
Total land, property, plant and equipment, net	12,110,794	6,846,482	1,056,915

Schedule Of Depreciation Expense On Property Plant And Equipment Allocation [Table Text Block]
Depreciation expense on property, plant and equipment was allocated to the following expense items:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Cost of revenues	1,192,906	1,292,586	1,086,392	167,710
Selling expenses	1,813	16,475	7,530	1,162
General and administrative expenses	60,029	48,963	60,268	9,304
Research and development expenses	24,573	30,260	20,515	3,167
Total depreciation expense	1,279,321	1,388,284	1,174,705	181,343

Schedule Of Capitalized Interest Cost [Table Text Block]
The Company capitalized interest costs as a component of the cost of construction in progress as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Interest cost capitalized	53,998	8,624	37,452	5,782
Interest cost charged against income	971,597	1,015,871	977,176	150,850
Total interest cost incurred	1,025,595	1,024,495	1,014,628	156,632